Segment reporting (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Total revenues	$ 39,495	$ 2,888,482		$ 6,261,091
Cost of revenues		(3,833,684)		(10,826,620)
GROSS PROFIT (LOSS)	39,495	(945,202)		(4,565,529)
Total operating expenses	(3,031,188)	(13,890,591)		(23,739,111)
LOSS FROM OPERATIONS	(2,991,693)	(14,835,793)		(28,304,640)
Other (expenses) income, net	(1,378,213)	(3,449,165)		88,288
NET LOSS	$ (4,369,906)	(18,284,958)	$ (28,216,352)	$ (28,216,352)
Single reporting segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Total revenues	$ 39,495	2,888,482	6,261,091
Cost of revenues		(3,833,684)	(10,826,620)
GROSS PROFIT (LOSS)	39,495	(945,202)	(4,565,529)
Salaries and benefits expenses	(403,217)	(1,312,018)	(1,350,704)
Professional services expenses	(2,551,438)	(2,356,726)	(758,005)
Impairment losses		(8,869,066)	(17,483,368)
Recovery of (provision for) credit losses	51,632	(1,131,988)	(3,273,860)
Other operating expenses	(128,165)	(220,793)	(873,174)
Total operating expenses	(3,031,188)	(13,890,591)	(23,739,111)
LOSS FROM OPERATIONS	(2,991,693)	(14,835,793)	(28,304,640)
Other (expenses) income, net	(1,378,213)	(3,449,165)	88,288
NET LOSS	$ (4,369,906)	$ (18,284,958)	$ (28,216,352)